Item 1. Schedule of Investments


 T. Rowe Price Short-Term Bond Fund
 Unaudited                                              February 28, 2005
 PORTFOLIO OF INVESTMENTS (1)
 (Amounts in 000s)                                    $ Par/Shares  Value

 CORPORATE BONDS AND NOTES  51.4%
 Banking and Finance  16.7%
 ABN AMRO Bank (Chicago), 7.25%, 5/31/05                3,620        3,652

 AIG Sunamerica Global Financing XII
 144A, 5.30%, 5/30/07                                   3,450        3,539

 Allstate Financial Global Funding, 144A, 5.25%, 2/1/07 4,500        4,611

 AT&T Capital, 6.60%, 5/15/05                           1,110        1,118

 Bank of America, 5.25%, 2/1/07                         9,000        9,229

 Bank One, 6.50%, 2/1/06                                3,000        3,075

 CIT Group
 4.125%, 2/21/06                                        5,162        5,188

 5.50%, 11/30/07                                        3,000        3,091

 Citigroup
 4.125%, 6/30/05                                        3,000        3,011

 5.75%, 5/10/06                                         6,000        6,136

 Countrywide Home Loans, 4.125%, 9/15/09                7,000        6,876

 Developers Diversified Realty, 3.875%, 1/30/09         5,000        4,826

 EOP Operating Limited Partnership, 8.375%, 3/15/06     6,000        6,276

 Fifth Third Bank, 2.70%, 1/30/07                       10,000       9,775

 First Union, 7.55%, 8/18/05                            4,750        4,843

 Goldman Sachs Group, VR, 2.685%, 7/2/07                9,000        9,008

 Greenpoint Financial, 3.20%, 6/6/08                    5,000        4,834

 HBOS Treasury Services, 144A, 3.125%, 1/12/07          8,000        7,915

 Household Finance, 5.75%, 1/30/07                      4,330        4,475

 ING Security Life Instl, 144A, 2.70%, 2/15/07          9,000        8,798

 International Lease Finance, 3.75%, 8/1/07             7,500        7,425

 JP Morgan Chase, 3.125%, 12/11/06                      5,800        5,730

 Keycorp, 6.75%, 3/15/06                                1,850        1,908

 Landwirtschaftliche Rentenbank, 3.75%, 6/15/09         10,000       9,836

 Marsh & McLennan, 3.625%, 2/15/08                      3,500        3,405

 Marshall & Ilsley Bank
 2.625%, 2/9/07                                         3,000        2,933

 3.80%, 2/8/08                                          5,000        4,925

 4.125%, 9/4/07                                         2,160        2,163

 MassMutual Global Funding II, 144A, 3.25%, 6/15/07     6,430        6,298

 Merrill Lynch
 7.00%, 3/15/06                                         225          233

 VR, 4.68%, 3/2/09                                      7,000        6,988

 Midland Bank, 7.625%, 6/15/06                          4,300        4,508

 Morgan Stanley Dean Witter, 6.10%, 4/15/06             6,700        6,880

 National Rural Utilities, 3.875%, 2/15/08              9,255        9,182

 Regions Bank, 2.90%, 12/15/06                          5,635        5,533

 SLM Corporation, VR, 4.38%, 4/1/09                     10,000       9,903

 St. Paul Companies, 5.75%, 3/15/07                     2,475        2,549

 Swedish Export Credit, 2.875%, 1/26/07                 6,015        5,935

 Travelers Property Casualty, 3.75%, 3/15/08            1,770        1,735

 U.S. Bank, 2.87%, 2/1/07                               12,000       11,738

 Wachovia
 7.45%, 7/15/05                                         2,000        2,032

 VR, 2.61%, 7/20/07                                     3,000        3,001

 Wells Fargo, 4.20%, 1/15/10                            9,500        9,427

 Western Corporate Federal Credit Union
 VR, 2.854%, 2/15/08                                    11,500       11,491

 World Savings Bank, F.S.B., 4.125%, 12/15/09           11,000       10,849

                                                                     256,883

 Consumer Products and Services  8.8%
 Abbott Laboratories, 5.625%, 7/1/06                    4,225        4,332

 AOL Time Warner, 6.125%, 4/15/06                       6,650        6,814

 Brown-Forman, 2.125%, 3/15/06                          9,000        8,866

 Bunge Limited Finance, 4.375%, 12/15/08                5,950        5,918

 Cargill, 144A, 6.25%, 5/1/06                           6,500        6,686

 Chancellor Media, 8.00%, 11/1/08                       7,100        7,843

 Clorox, 144A, VR, 2.544%, 12/14/07                     3,750        3,749

 Comcast Cable, 8.375%, 5/1/07                          6,000        6,537

 CVS, 4.00%, 9/15/09                                    5,000        4,926

 Dayton Hudson, 7.50%, 7/15/06                          2,500        2,622

 Gillette, 3.50%, 10/15/07                              6,250        6,183

 Harrah's Operating, 7.125%, 6/1/07                     7,100        7,513

 Home Depot, 3.75%, 9/15/09                             5,290        5,176

 IBM
 2.375%, 11/1/06                                        5,500        5,381

 3.80%, 2/1/08                                          8,500        8,431

 Jones Apparel Group, 7.875%, 6/15/06                   2,600        2,727

 Kraft Foods, 4.625%, 11/1/06                           4,850        4,907

 Kroger, 7.80%, 8/15/07                                 5,000        5,412

 McCormick
 3.35%, 4/15/09                                         5,000        4,806

 6.40%, 2/1/06                                          3,400        3,479

 Merck, 2.50%, 3/30/07                                  4,700        4,546

 Motorola, 5.80%, 10/15/08                              5,750        5,987

 Newell Rubbermaid, 2.00%, 5/1/05                       1,515        1,512

 Pfizer, 2.50%, 3/15/07                                 6,000        5,808

 Viacom, 5.625%, 5/1/07                                 4,440        4,578

                                                                     134,739

 Energy  2.8%
 Amerada Hess, 7.375%, 10/1/09                          3,550        3,932

 BP Canada Finance, 3.375%, 10/31/07                    5,700        5,611

 ConocoPhillips, 3.625%, 10/15/07                       6,350        6,280

 Devon Energy, 2.75%, 8/1/06                            4,600        4,532

 Encana, 4.60%, 8/15/09                                 5,600        5,631

 Halliburton, 144A, VR, 3.45%, 1/26/07                  4,000        3,999

 Pemex Project Funding Master Trust, 144A, VR, 3.79%,   7,000        7,151
6/15/10
 Smith International, 7.00%, 9/15/07                    5,000        5,301

                                                                     42,437

 Industrial  7.1%
 Alcoa, 4.25%, 8/15/07                                  2,475        2,486

 American Honda Finance, 144A, 2.875%, 4/3/06           4,400        4,368

 Caterpillar Financial Services
 2.35%, 9/15/06                                         6,500        6,371

 2.625%, 1/30/07                                        3,500        3,423

 Centex, 2.993%, 8/1/07                                 6,000        5,998

 DaimlerChrysler, 4.75%, 1/15/08                        5,000        5,040

 Dow Chemical, 7.00%, 8/15/05                           6,000        6,097

 Ford Motor Credit, 6.50%, 1/25/07                      3,750        3,861

 General Electric, VR, 2.743%, 10/24/05                 2,665        2,665

 General Electric Capital, 5.00%, 6/15/07               6,000        6,128

 General Motors Acceptance Corp., 6.75%, 1/15/06        7,000        7,143

 Hertz, VR, 3.97%, 8/5/08                               2,250        2,264

 Hutchison Whampoa Finance, 144A, 6.95%, 8/1/07         4,500        4,778

 John Deere Capital, 3.90%, 1/15/08                     4,000        3,975

 Lennar, VR, 3.26%, 3/19/09                             5,000        4,999

 Lubrizol, 4.625%, 10/1/09                              8,500        8,463

 MeadWestvaco, 2.75%, 12/1/05                           3,700        3,669

 Praxair, 4.75%, 7/15/07                                4,000        4,053

 Pulte Homes, 4.875%, 7/15/09                           4,655        4,643

 Sealed Air, 144A, 5.375%, 4/15/08                      6,000        6,142

 Tyco International, 5.80%, 8/1/06                      6,200        6,361

 Weyerhaeuser
 5.50%, 3/15/05                                         1,500        1,501

 6.00%, 8/1/06                                          5,000        5,141

                                                                     109,569

 Media and Communications  5.1%
 America Movil SA de CV, 3.325%, 4/27/07                5,000        4,998

 BellSouth, VR, 2.919%, 11/15/07                        5,200        5,199

 Belo, 8.00%, 11/1/08                                   6,000        6,677

 Cox Enterprises, 144A, 4.375%, 5/1/08                  6,150        6,084

 Deutsche Telekom International Finance
 3.875%, 7/22/08                                        6,000        5,905

 France Telecom, STEP, 7.95%, 3/1/06                    8,600        8,925

 News America Holdings, 7.375%, 10/17/08                5,800        6,357

 Telecom Italia Capital, 144A, 4.00%, 1/15/10           8,000        7,752

 Telefonica Europe, 7.35%, 9/15/05                      3,000        3,062

 Telefonos De Mexico, 4.50%, 11/19/08                   5,545        5,536

 Telus, 7.50%, 6/1/07                                   5,000        5,342

 Verizon Global Funding, 6.125%, 6/15/07                5,000        5,228

 Verizon Wireless, 5.375%, 12/15/06                     7,600        7,791

                                                                     78,856

 Other  2.0%
 Republic of Italy, 1.65%, 9/15/08 (EUR)                11,322       15,408

 United Mexican States, 8.00%, 12/28/06 (MXN)           169,875      14,939

                                                                     30,347

 Transportation Services  0.3%
 Union Pacific, 5.75%, 10/15/07                         4,000        4,132

                                                                     4,132

 Utilities  8.6%
 Alabama Power, 3.50%, 11/15/07                         9,000        8,851

 Appalachian Power, VR, 2.50%, 6/29/07                  3,350        3,349

 Arizona Public Service, 7.625%, 8/1/05                 5,000        5,076

 CE Electric UK Funding, 144A, 6.995%, 12/30/07         2,370        2,475

 Centerpoint Energy, 5.875%, 6/1/08                     5,000        5,197

 Consumers Energy, 6.25%, 9/15/06                       4,057        4,191

 Dominion Resources
 4.125%, 2/15/08                                        3,000        3,002

 7.625%, 7/15/05                                        3,000        3,049

 Duke Capital, 4.302%, 5/18/06                          6,500        6,524

 Energy East, 5.75%, 11/15/06                           5,750        5,913

 Enterprise Products Operations, 144A, 4.00%, 10/15/07  3,750        3,717

 FirstEnergy, 5.50%, 11/15/06                           3,175        3,246

 Niagara Mohawk, 7.75%, 10/1/08                         2,200        2,440

 NiSource Finance, 3.43%, 11/23/09                      7,000        7,051

 Panhandle Eastern Pipeline, 2.75%, 3/15/07             6,000        5,835

 Pepco Holdings, 5.50%, 8/15/07                         5,000        5,137

 PG&E, VR, 3.26%, 4/3/06                                2,905        2,906

 Pinnacle West Capital, 6.40%, 4/1/06                   3,300        3,384

 PPL Capital Funding, 4.33%, 3/1/09                     5,000        4,944

 Progress Energy, 5.85%, 10/30/08                       7,100        7,408

 PSEG Power, 6.875%, 4/15/06                            5,345        5,519

 Sempra Energy, VR, 3.318%, 5/21/08                     8,950        8,968

 Southern California Edison, 8.00%, 2/15/07             2,289        2,460

 Texas-New Mexico Power, 6.125%, 6/1/08                 3,650        3,737

 TXU Energy
 6.125%, 3/15/08                                        2,900        3,038

 VR, 3.42%, 1/17/06                                     1,167        1,166

 Westar Energy, 7.875%, 5/1/07                          5,055        5,445

 Western Power Distribution Holdings
 144A, 6.875%, 12/15/07                                 2,700        2,813

 Wisconsin Electric Power, 3.50%, 12/1/07               5,625        5,534

                                                                     132,375

 Total Corporate Bonds and Notes (Cost  $795,075)                    789,338

 ASSET-BACKED SECURITIES  14.4%
 Aesop Funding II, Series 2003-5A, Class A1
 144A, 2.78%, 12/20/07                                  6,350        6,251

 American Express Credit Account Master Trust
 Series 2004-1, Class C, 144A, 3.14%, 9/15/11           4,500        4,491

 Bank One Auto Securitization Trust
 Series 2003-1, Class A3, 1.82%, 9/20/07                9,850        9,738

 BankBoston Home Equity Loan Trust
 Series 1998-2, Class A6, 6.64%, 12/25/28               4,544        4,678

 BMW Vehicle Owner Trust
 Series 2003-A, Class A3, 1.94%, 2/25/07                4,709        4,692

 Capital Auto Receivables Asset Trust
 Series 2002-2, Class A4, 4.50%, 10/15/07               2,136        2,145

 Series 2002-2, Class CERT, 4.18%, 10/15/07             548          550

 Series 2004-1, Class A4,  , 2.64%, 11/17/08            9,000        8,752

 Series 2004-1, Class CTFS, 2.84%, 9/15/10              7,000        6,806

 Capital One Master Trust
 Series 1998-1, Class A, 6.31%, 6/15/11                 9,000        9,583

 Chase Funding Mortgage Loan
 Series 2002-4, Class 2A1, VR, 3.02%, 10/25/32          2,799        2,805

 Chase Manhattan Auto Owner Trust
 Series 2001-B, Class CTFS 3.75%, 5/15/08               367          367

 CIT RV Trust, Series 1998-A, Class A4, 6.09%, 2/15/12  164          164

 Citibank Credit Card Issuance Trust
 Series 2004-C1, Class C1, VR, 3.053%, 7/15/13          11,000       11,023

 Series 2000-A3, Class A3, 6.875%, 11/15/09             3,700        3,964

 Series 2001-A6, Class A6, 5.65%, 6/16/08               7,000        7,170

 Comed Transitional Funding Trust
 Series 1998-1, Class A5, 5.44%, 3/25/07                670          671

 GS Auto Loan Trust
 Series 2004-1, Class A3, 2.13%, 11/15/07               3,000        2,962

 Series 2004-1, Class C, 2.68%, 5/15/11                 6,000        5,943

 Harley-Davidson Motorcycle Trust
 Series 2001-1B, Class CTFS, 5.29%, 1/15/09             591          595

 Series 2003-3, Class A2, 2.76%, 5/15/11                4,700        4,606

 Series 2003-4, Class A2, 2.69%, 4/15/11                4,570        4,491

 Series 2004-1, Class B, 2.00%, 11/15/11                3,626        3,513

 Hertz Vehicle Finance, Series 2004-1, Class A2, 144A
 2.38%, 5/25/08                                         12,500       12,124

 Honda Auto Receivables Owner Trust
 Series 2003-5, Class A4 2.96%, 4/20/09                 9,125        8,940

 Household Affinity Credit Card
 Series 2003-1, Class A, 1.23%, 2/15/10                 5,000        5,013

 Hyundai Auto Receivables Trust
 Series 2003-A, Class C, 3.19%, 10/15/10                1,225        1,210

 Series 2003-A, Class B, 2.99%, 10/15/10                3,275        3,225

 John Deere Owner Trust, Series 2003-A, Class A3,       1,866        1,852
1.79%, 4/15/07
 MBNA Credit Card Master Note Trust
 Series 2001-C1, Class C1, VR, 3.64%, 10/15/08          6,000        6,044

 Series 2003-C2, Class C2, VR, 2.707%, 6/15/10          5,000        5,138

 MBNA Master Credit Card Trust
 Series 2000-D, Class A, VR, 2.79%, 9/15/09             10,600       10,638

 Morgan Stanley Auto Loan Trust
 Series 2004-HB1, Class C, VR, 2.88%, 10/15/11          3,315        3,285

 Navistar Financial Corporation Owner Trust
 Series 2003-B, Class A3, VR, 2.79%, 4/15/08            10,000       10,017

 Nissan Auto Receivables Owner Trust
 Series 2002-A, Class A4, 4.28%, 10/16/06               519          521

 Series 2004-A, Class A4, 2.76%, 7/15/09                9,000        8,695

 Regions Auto Receivables Trust
 Series 2002-1, Class A3, 2.63%, 1/16/07                1,608        1,607

 Reliant Energy Transition Bond Trust
 Series 2001-1, Class A1, 3.84%, 9/15/07                2,190        2,194

 Residential Asset Mortgage Products
 Series 2003-RZ2, Class A1, CMO, VR, 3.60%, 4/25/33     4,764        4,684

 Series 2004-RZ3, Class AI2, VR, 3.42%, 10/25/27        4,000        3,944

 Sovereign Bank Home Equity Loan Trust
 Series 2000-1, Class A6, 7.25%, 2/25/15                515          540

 SSB Auto Loan Trust, Series 2002-1, Class C, 4.13%,    150          150
2/15/09
 WFS Financial Owner Trust
 Series 2004-2, Class C, 3.20%, 11/21/11                10,413       10,306

 World Financial Network
 Series 2003-A, Class A2, VR, 2.96%, 5/15/12            10,000       10,043

 Series 2004-B, Class C, VR, 3.13%, 7/15/10             4,600        4,603

 Total Asset-Backed Securities (Cost  $222,994)                      220,733

 U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
 SECURITIES  16.5%
 U.S. Government Agency Obligations +/- 15.6%
 Federal Home Loan Mortgage
 4.50%, 10/1/07                                         6,028        6,079

 5.00%, 10/1 - 11/1/18                                  23,511       23,748

 6.00%, 11/1/11 - 12/1/19                               14,421       15,024

 10.00%, 6/1 - 10/1/05                                  1            1

 10.75%, 12/1/09                                        22           24

 CMO
 2.37%, 12/15/09                                        11,271       11,191

 3.32%, 12/15/11                                        3,000        2,933

 4.00%, 1/15/22                                         9,000        8,982

 4.105%, 10/27/31                                       1,697        1,696

 4.50%, 2/15/13                                         9,041        9,103

 5.00%, 1/15/19 - 1/15/28                               39,000       39,560

 6.50%, 8/15/23                                         1,212        1,236

 IO, 4.50%, 5/15/16 - 4/15/18                           5,580        752

 Federal National Mortgage Assn.
 4.50%, 5/1/18                                          8,242        8,157

 5.00%, 1/1/09 - 11/1/18                                9,762        9,860

 5.50%, 5/1/16 - 12/1/34                                46,282       47,481

 6.00%, 7/1 - 11/1/13                                   217          227

 9.00%, 5/1/05                                          1            1

 ARM
 3.125%, 11/1/17                                        24           24

 3.21%, 12/1/16                                         5            5

 3.219%, 3/1/19                                         3            3

 3.232%, 3/1/20                                         17           17

 3.275%, 10/1/17                                        22           22

 3.316%, 7/1/27                                         149          151

 3.368%, 12/1/17 - 11/1/20                              80           80

 3.374%, 3/1/18                                         6            6

 3.387%, 5/1/17                                         49           50

 3.68%, 11/1/21                                         105          105

 3.819%, 10/1/33                                        12,740       12,799

 4.39%, 12/1/32                                         7,035        7,063

 4.75%, 6/1 - 7/1/18                                    22           22

 4.95%, 5/1/24                                          25           26

 4.987%, 1/1/34                                         7,945        8,051

 5.486%, 1/1/19                                         130          132

 CMO
 3.50%, 4/25/13                                         10,000       9,924

 4.50%, 6/25/13                                         12,000       11,996

 6.00%, 6/25/16                                         217          219

 9.00%, 1/25/08                                         755          782

 TBA, 5.50%, 1/1/18                                     1,155        1,184

                                                                     238,716

 U.S. Government Obligations 0.9%
 Government National Mortgage Assn.
 6.00%, 7/15/17                                         2,625        2,755

 7.00%, 9/15/12 - 12/15/13                              2,784        2,951

 8.00%, 5/15/07                                         49           50

8.50%, 1/15 - 3/15/06                                   15           15

 9.00%, 12/15/05 - 2/15/06                              13           13

 9.50%, 8/15 - 10/15/09                                 1            2

 10.00%, 11/15/09 - 10/15/21                            71           79

 10.50%, 11/15/15                                       25           28

 11.00%, 4/20/14                                        2            2

 11.25%, 7/15 - 8/15/13                                 35           39

 11.50%, 3/15/10 - 12/15/15                             305          345

 11.75%, 8/15 - 9/15/13                                 105          120

 CMO, 3.878%, 12/16/19                                  7,943        7,828

                                                                     14,227

 Total U.S. Government & Agency Mortgage-Backed
 Securities (Cost  $254,878)                                         252,943
 NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES
 4.1%
 Banc of America Commercial Mortgage
 Series 2003-1, Class A1, CMO, 3.878%, 9/11/36          4,514        4,397

 Series 2004-6, Class A1, CMO, 3.801%, 12/10/42         3,558        3,524

 Bank of America Mortgage Securities
 Series 2003-L, Class 2A2, CMO,  , VR, 4.30%, 1/25/34   8,445        8,413

 Series 2004-A, Class 2A2, CMO,  , VR, 4.14%, 2/25/34   5,031        5,027

 Series 2004-H, Class 2A2, CMO, VR, 4.807%, 9/25/34     11,540       11,558

 Bear Stearns Commercial Mortgage Securities
 Series 2004-PWR6 Class A1, CMO, 3.688%, 11/11/41       3,131        3,106

 Citigroup Commercial Mortgage Trust
 Series 2004-C2, Class A1 CMO, 3.787%, 10/15/41         2,325        2,305

 DLJ Commercial Mortgage
 Series 1999-CG2, Class A1B, CMO, 7.30%, 6/10/32        5,800        6,381

 GMAC Commercial Mortgage Securities
 Series 1998-C2, Class A1 CMO, 6.15%, 5/15/35           475          478

 Greenwich Capital Commercial Funding
 Series 2004-GG1A, Class A2, CMO, 3.835%, 10/8/08       7,500        7,421

 Morgan Stanley Dean Witter
 Series 2002-TOP7, Class A1, CMO 5.38%, 1/15/39         4,396        4,507

 Prudential Securities Secured Financing
 Series 1999-NRF1, Class A1, CMO, 6.074%, 1/15/08       68           69

 Ryland-Mercury Savings Trust
 Series 1998-MS2, Class A, VR, 3.294%, 10/25/18         17           17

 Washington Mutual, Series 2004-AR1
 Class A, CMO, VR, 4.229%, 3/25/34                      6,462        6,289

 Total Non-U.S. Government Mortgage-Backed Securities
(Cost  $64,687)                                                     63,492

 U.S. GOVERNMENT & AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED) 7.0% U.S. Government Agency Obligations +/- 3.9%
 Federal Home Loan Mortgage
 2.75%, 3/15/08                                         4,500        4,341

 2.875%, 9/15/05                                        20,000       19,973

 Federal National Mortgage Assn.
 2.50%, 6/15/06                                         10,000       9,869

 3.25%, 8/15/08                                         14,183       13,822

 VR, 4.663%, 2/17/09                                    12,100       12,141

                                                                     60,146

 U.S. Treasury Obligations 3.1%
 U.S. Treasury Inflation-Indexed Notes
 1.875%, 7/15/13++                                      16,062       16,444

 U.S. Treasury Notes
 1.50%, 7/31/05                                         11,800       11,734

 1.625%, 4/30/05                                        20,000       19,962

                                                                     48,140

 Total U.S. Government & Agency Obligations
 (excluding Mortgage-Backed)
 (Cost  $108,753)                                                    108,286

 SHORT-TERM INVESTMENTS  7.8%
 Money Market Funds  7.8%
 T. Rowe Price Reserve Investment Fund, 2.55% #+        119,272      119,272

 Total Short-Term Investments (Cost $119,272)                        119,272

 FORWARD CURRENCY EXCHANGE CONTRACTS  0.0%
 Unrealized Gain (Loss) on Forward Currency Exchange
 Contracts (2)                                                       (74)
 Total Forward Currency Exchange Contracts                           (74)

 FUTURES CONTRACTS  0.0%
 Variation margin receivable (payable) on open futures
 contracts (3)                                                        102
 Total Futures Contracts                                              102

 Total Investments in Securities
 101.2% of Net Assets (Cost $1,565,659)                 $            1,554,092


 (1)  Denominated in U.S. dollars unless otherwise noted
#     Seven-day yield
+/-   The issuer is a publicly-traded company that operates
      under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
 ++   All or a portion of this security is pledged to cover
      margin requirements on futures contracts at February 28, 2005.
 +    Affiliated company - See Note 4
 144A Security was purchased pursuant to Rule 144A under the
      Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period-end amounts to $113,742 and represents
      7.4% of net assets
 ARM  Adjustable Rate Mortgage
 CMO  Collateralized Mortgage Obligation
 EUR  Euro
 IO   Interest Only security for which the fund receives interest on notional principal (par)
 MXN  Mexican peso
 STEP Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
 TBA  To Be Announced security was purchased on a forward
      commitment basis
 VR   Variable Rate;  rate shown is effective rate at period-end


 (2) Open Forward Currency Exchange
 Contracts at February 28, 2005
 were as follows:
 Amounts in (000s)
                                                                  Unrealized
Counterparty      Settlement     Receive         Deliver          Gain (Loss)

Morgan Stanley    6/1/05         USD 15,467      EUR 11,695       $     (74)

Net unrealized gain (loss) on open
forward currency exchange contracts                               $     (74)


(3) Open Futures Contracts at
February 28, 2005 were as follows:
($ 000s)
                                                      Contract     Unrealized
                                       Expiration     Value        Gain (Loss)
Short, 250 U.S. Treasury five year
contracts, $320 par of 1.875%
U.S. Treasury Inflation-Indexed
Notes pledged as initial margin        6/05           $26,895      $      91

Net payments (receipts) of variation
margin to date                                                            11

Variation margin receivable
(payable) on open futures contracts                                 $    102



 The accompanying notes are an integral part of this Portfolio of Investments.


T. Rowe Price Short-Term Bond Fund
Unaudited
February 28, 2005
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Short-Term Bond Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks a high level of income consistent with minimal fluctuation in principal value and liquidity.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on bid-side money market yields.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions
Investment transactions are accounted for on the trade date. Unsettled variation margin on futures contracts is included in investments in securities. Unrealized gains or losses on forward currency exchange contracts are included in investments in securities.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Forward Currency Exchange Contracts
The fund may invest in forward currency exchange contracts under which it is obligated to exchange currencies at specified future dates and exchange rates. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from movements in currency values.

Futures Contracts
The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.


NOTE 3 - FEDERAL INCOME TAXES

At February 28, 2005, the cost of investments for federal income tax purposes was $1,565,659,000. Net unrealized loss aggregated $11,583,000 at period-end, of which $4,915,000 related to appreciated investments and $16,498,000 related to depreciated investments. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of February 28, 2005.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the nine months ended February 28, 2005, dividend income from the Reserve Funds totaled $1,734,000, and the value of shares of the Reserve Funds held at February 28, 2005 and May 31, 2004 was $119,272,000 and $205,066,000, respectively.



Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.




                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Short-Term Bond Fund, Inc.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     April 22, 2005


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     April 22, 2005



By       /s/ Joseph A. Carrier
         -----------------------------------
         Joseph A. Carrier
         Principal Financial Officer

Date     April 22, 2005